Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.67%	6.90%	1.10%	(11.05%)	0.65%	(1.87%)	9.26%	(2.59%)	7.27%	13.43%
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	(1.97%)	2.85%	3.77%	(9.66%)	4.28%	0.13%	10.09%	0.30%
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.80%	2.03%	9.02%	(11.56%)	10.66%	14.51%	4.58%	(2.46%)
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	(2.45%)	8.72%	8.89%	(6.13%)	18.23%	22.44%	11.18%	(3.55%)